Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue		€ 47,393	€ 6,160	€ 80,982	€ 12,988
Cost of sales		12,929	1,086	17,551	5,332
Gross profit		34,464	5,074	63,431	7,656
Research and development costs		105,021	90,383	211,134	173,576
Selling, general and administrative expenses		70,281	56,584	136,820	104,002
Operating profit / (loss)		(140,838)	(141,893)	(284,523)	(269,922)
Share of profit / (loss) of associate		(7,451)	(1,166)	(8,677)	(6,039)
Finance income		35,761	71,127	80,374	84,171
Finance expenses		9,334	9,434	18,652	14,833
Profit / (loss) before tax		(121,862)	(81,366)	(231,478)	(206,623)
Income taxes (expenses)		429	47	(868)	(195)
Net profit / (loss) for the period		(121,433)	(81,319)	(232,346)	(206,818)
Attributable to owners of the Company		€ (121,433)	€ (81,319)	€ (232,346)	€ (206,818)
Basic earnings/ (loss) per share		€ (2.16)	€ (1.46)	€ (4.14)	€ (3.68)
Diluted earnings/ (loss) per share		€ (2.16)	€ (1.46)	€ (4.14)	€ (3.68)
Number of shares used for calculation (basic and diluted)	[1]	56,218,257	55,805,486	56,155,441	56,260,248
Statement of comprehensive income [abstract]
Net profit / (loss) for the period		€ (121,433)	€ (81,319)	€ (232,346)	€ (206,818)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		(1,016)	(757)	(1,803)	(332)
Other comprehensive income / (loss) for the period, net of tax		(1,016)	(757)	(1,803)	(332)
Total comprehensive income / (loss)		(122,449)	(82,076)	(234,149)	(207,150)
Attributable to owners of the Company		€ (122,449)	€ (82,076)	€ (234,149)	€ (207,150)

[1]	As of June 30, 2023 and June 30, 2022, a total of 6,866,241 and 7,033,103 warrants outstanding, respectively, each carrying the right to subscribe for one ordinary share, and 575,000 convertible senior notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented.